EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Aug-18	15-Aug-18	17-Sep-18
To	31-Aug-18	17-Sep-18
Days	33

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,583,089.34
Series Nominal Liquidation Amount	637,402,089.34

Required Participation Amount	$637,402,089.34
Excess Receivables	$17,779,333.51

Total Collateral	655,181,422.85

Collateral as Percent of Notes	127.22%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,087,042,089.33
Total Principal Collections	($2,340,536,028.23)
Investment in New Receivables	$2,310,070,954.29
Receivables Added for Additional Accounts	$0.00
Repurchases	($123,738,899.96)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($679,422,113.43)
Less Servicing Adjustment	($5,645,043.50)

Ending Balance	$5,247,770,958.50

SAP for Next Period	12.48%

Average Receivable Balance	$5,305,394,029.61
Monthly Payment Rate	44.12%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$20,849,458.85
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$20,849,458.85

Series Allocation Percentage at Month-End	12.48%
Floating Allocation Percentage at Month-End	94.93%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	33
A1 LIBOR	2.062690%
A1 Applicable Margin	0.310000%

	2.372690%

	Actual	Per $1000
Interest A	1,120,107.40	2.17
Principal A	—	—

		2.17
Total Due Investors	1,120,107.40
Servicing Fee	529,849.17

Excess Cash Flow	821,112.99

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.95%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		27.22%